COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Operating costs	$ 662.2	$ 632.3
Royalties	46.5	44.3
Depreciation expense	265.4	265.4
Cost of sales	$ 974.1	$ 942.0